Class A, C and I Shares | GABELLI INTERNATIONAL GROWTH FUND INC
SUMMARY OF THE FUND
Investment Objective
The Fund seeks to provide investors with long term capital appreciation.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Fund. More information about these and other discounts is available from your financial professional and in the section entitled “Classes of Shares” herein on page 10 of the Prospectus.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees Class A, C and I Shares GABELLI INTERNATIONAL GROWTH FUND INC	Class A Shares	Class C Shares	Class I Shares
Maximum Sales Charge (Load) on Purchases (as a percentage of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	none	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	none	none	none
Redemption Fee (as a percentage of amount redeemed for shares held 7 days or less)	2.00%	2.00%	2.00%
Exchange Fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses Class A, C and I Shares GABELLI INTERNATIONAL GROWTH FUND INC	Class A Shares	Class C Shares	Class I Shares
Management Fees	1.00%	1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees	0.25%	1.00%	none
Other Expenses	0.94%	0.94%	0.94%
Total Annual Fund Operating Expenses	2.19%	2.94%	1.94%
Less Fee Waiver and/or Expense Reimbursement	none	none	(0.94%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.19%	2.94%	1.00%	[1]
[1]	Gabelli Funds, LLC, the Fund's Adviser, has contractually agreed to waive all or a portion of its investment advisory fee and/or to reimburse certain expenses of the Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding brokerage, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) for Class I shares at no more than 1.00%. The fee waiver and expense reimbursement arrangement will continue until at least April 30, 2016, and may not be terminated by the Adviser before such date.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and the Fund’s operating expenses remain the same (taking into account the expense limitation agreement until April 30, 2016 with respect to Class I Shares). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Class A, C and I Shares GABELLI INTERNATIONAL GROWTH FUND INC (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	784	1,221	1,682	2,954
Class C Shares	397	910	1,548	3,261
Class I Shares	102	518	960	2,188

You would pay the following expenses if you did not redeem your shares of the Fund:
Expense Example, No Redemption Class A, C and I Shares GABELLI INTERNATIONAL GROWTH FUND INC (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	784	1,221	1,682	2,954
Class C Shares	297	910	1,548	3,261
Class I Shares	102	518	960	2,188

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 12% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 65% of its total assets in equity securities of foreign issuers located in at least three countries outside the United States that Gabelli Funds, LLC, the Fund’s investment adviser (the “Adviser”) believes are likely to have rapid growth in revenues and earnings and potential for above-average capital appreciation. Equity securities include common and preferred stocks, securities convertible into common stocks and securities such as rights and warrants that have common stock characteristics. The Fund seeks to invest in companies that have the potential to grow faster than other companies in their respective equity markets and are priced at attractive valuation levels.

The Fund intends to diversify its investments across different countries. The percentage of Fund assets invested in particular countries or regions will change from time to time based on the Adviser’s judgment. The Fund intends to invest in the securities of companies located in developed countries and, to a lesser extent, those located in emerging markets.

The Adviser may sell a holding if its fundamentals deteriorate or change in a way, as determined by the Adviser, that the investment case for the holding is no longer appropriate for the Fund.
Principal Risks
You May Want to Invest in the Fund if:
  you are a long term investor
  you seek growth of capital
  you seek to diversify domestic investments with investments in foreign securities
The Fund’s share price will fluctuate with changes in the market value of the Fund’s portfolio securities. Your investment in the Fund is not guaranteed; you may lose money by investing in the Fund. When you sell Fund shares, they may be worth more or less than what you paid for them.

The principal risks presented by the Fund are:
  Convertible Securities Risk.    Convertible securities provide higher yields than the underlying common stock, but generally offer lower yields than nonconvertible securities of similar quality. The value of convertible securities fluctuates in relation to changes in interest rates and, in addition, fluctuates in relation to the underlying common stock.
  Equity Risk.    Equity risk is the risk that the prices of the securities held by the Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate, and the issuer company’s particular circumstances.
  Foreign Securities Risk.    Investments in foreign securities involve risks relating to political, social, and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks include expropriation, differing accounting and disclosure standards, currency exchange risks, settlement difficulties, market illiquidity, difficulties enforcing legal rights, and greater transaction costs. These risks are more pronounced in the securities of companies located in emerging markets.
  Issuer-Specific Risk.    The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The Fund could lose all of its investment in a company’s securities.
  Large-Capitalization Risk.    Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
  Management Risk.    If the portfolio manager is incorrect in his assessment of the growth prospects of the securities the Fund holds, then the value of the Fund’s shares may decline.
  Market Risk.    The risk that the securities markets will move down, sometimes rapidly and unpredictably based on overall economic conditions and other factors.

Performance
The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for one year, five years, and ten years compared with those of a broad based securities market index and an additional style specific index. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future. Updated information on the Fund’s results can be obtained by visiting www.gabelli.com.
GAMCO INTERNATIONAL GROWTH FUND, INC. (Total Returns for Class A Shares for the Years Ended December 31)
Sales loads are not reflected in the above chart. If sales loads were reflected, the Fund’s returns would be less than those shown.
During the calendar years shown in the bar chart, the highest return for a quarter was 21.18% (quarter ended June 30, 2009) and the lowest return for a quarter was (23.57)% (quarter ended September 30, 2008).
Average Annual Total Returns (for the years ended December 31, 2014, with maximum sales charge, if applicable)
Average Annual Total Returns Class A, C and I Shares GABELLI INTERNATIONAL GROWTH FUND INC	Past One Year	Past Five Years	Past Ten Years	Inception Date
Class A Shares	(10.87%)	4.71%	3.93%
Class A Shares Return After Taxes on Distributions	(11.46%)	4.07%	3.51%
Class A Shares Return After Taxes on Distributions and Sale of Fund Shares	(5.42%)	3.97%	3.38%
Class C Shares	(7.10%)	5.16%	3.75%
Class I Shares	(4.90%)	6.30%	4.73%	Jan. 11, 2008
Morgan Stanley Capital International ("MSCI") Europe, Australia, and the Far East ("EAFE") Index (reflects no deduction for fees, expenses, or taxes)	(4.90%)	5.33%	4.43%
Lipper International Multi-Cap Growth Fund Classification (reflects no deduction for fees, expenses, or taxes)	(4.95%)	5.55%	4.47%

The returns shown for Class I Shares prior to their first issuance dates are those of the Class AAA Shares of the Fund, which are not offered in this Prospectus. All classes of the Fund would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss from the sale of Fund shares to offset other taxable gains. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or Individual Retirement Accounts, including “Roth” IRAs and SEP IRAs (collectively, “IRAs”). After-tax returns are shown only for Class A Shares. After-tax returns for other classes will vary due to the differences in expenses.